Offerings - Offering: 1	Jun. 12, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	8,984,375
Proposed Maximum Offering Price per Unit | $ / shares	96
Maximum Aggregate Offering Price	$ 862,500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 132,048.75
Offering Note
(1)	Includes 1,171,875 shares of common stock that may be purchased by the underwriters upon exercise of their option to purchase additional shares of common stock.
(2)
The registration fee is calculated in accordance with Rule 457(r) of the Securities Act and represents deferred payment of the registration fees in connection with the registration statement on Form S-3 (File No. 333-272088), which became automatically effective on May 19, 2023, paid with the filing of this prospectus supplement.